Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	May 01, 2021	Nov. 01, 2020	Oct. 31, 2020	May 01, 2020	Nov. 01, 2019
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Derivatives	$ 51,742		$ 51,742				$ 54,242
Derivatives (Note 4)	52,715		52,715				$ 53,203
Level 3 of fair value hierarchy [member] | Netted Derivatives [member
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Derivatives	42	$ 372	42	$ 372	$ 28	$ 381		$ 337	$ 604
Derivatives (Note 4)	199	1,090	199	1,090	$ 193	$ 1,200		$ 1,015	$ 1,630
Level 3 of fair value hierarchy [member] | Trading deposits [member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Fair value beginning balance	(176)	(4,322)	(4,649)	(4,092)
Total realized and unrealized gains (losses) included in income	(5)	(306)	(1,004)	217
Movements purchases/Issuances	(27)	(580)	(776)	(2,377)
Movements Sales/Settlements	10	688	2,604	1,724
Transfers into Level 3 of fair value hierarchy, liabilities	0	(3)	(7)	(3)
Fair value ending balance	(187)	(4,523)	(187)	(4,523)
Change in Unrealized gain (losses) on instruments still held	(5)	(210)	(28)	278
Transfers Out of Level 3	11		3,645	8
Level 3 of fair value hierarchy [member] | Derivative Financial Liabilities [Member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Fair value beginning balance	(165)	(678)	(819)	(1,026)
Total realized and unrealized gains (losses) included in income	6	(60)	(705)	219
Movements purchases/Issuances		(18)	(36)	(75)
Movements Sales/Settlements	7	37	244	163
Transfers into Level 3 of fair value hierarchy, liabilities	(3)		5
Fair value ending balance	(157)	(718)	(157)	(718)
Change in Unrealized gain (losses) on instruments still held	14	(63)	(625)	254
Transfers Out of Level 3	(2)	1	1,154	1
Level 3 of fair value hierarchy [member] | Derivative Financial Liabilities [Member] | Interest Rate Contracts [Member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Fair value beginning balance	(96)	(97)	(96)	(83)
Total realized and unrealized gains (losses) included in income	(12)	(7)	(9)	(29)
Movements Sales/Settlements	13	9	10	17
Fair value ending balance	(95)	(95)	(95)	(95)
Change in Unrealized gain (losses) on instruments still held	(3)		4	(16)
Level 3 of fair value hierarchy [member] | Derivative Financial Liabilities [Member] | Foreign Exchange Contracts [Member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Fair value beginning balance	9	13	2	(1)
Total realized and unrealized gains (losses) included in income	(3)	(9)	5	3
Movements Sales/Settlements		(1)
Transfers into Level 3 of fair value hierarchy, liabilities				1
Fair value ending balance	6	3	6	3
Change in Unrealized gain (losses) on instruments still held	(3)		5	2
Transfers Out of Level 3			(1)
Level 3 of fair value hierarchy [member] | Derivative Financial Liabilities [Member] | Equity Contracts [Member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Fair value beginning balance	(89)	(531)	(707)	(925)
Total realized and unrealized gains (losses) included in income	7	(82)	(742)	275
Movements purchases/Issuances		(18)	(36)	(75)
Movements Sales/Settlements	(3)	17	236	112
Transfers into Level 3 of fair value hierarchy, liabilities	(3)		5	(1)
Fair value ending balance	(90)	(613)	(90)	(613)
Change in Unrealized gain (losses) on instruments still held	7	(81)	(656)	276
Transfers Out of Level 3	(2)	1	1,154	1
Level 3 of fair value hierarchy [member] | Derivative Financial Liabilities [Member] | Commodity Contracts [Member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Fair value beginning balance	11	(63)	(18)	(17)
Total realized and unrealized gains (losses) included in income	14	38	41	(30)
Movements Sales/Settlements	(3)	12	(2)	34
Fair value ending balance	22	(13)	22	(13)
Change in Unrealized gain (losses) on instruments still held	13	19	22	(8)
Transfers Out of Level 3			1
Level 3 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category [member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Fair value beginning balance	(50)	(7)	(24)	(21)
Total realized and unrealized gains (losses) included in income	64	41	3	106
Movements purchases/Issuances	(66)	(51)	(206)	(156)
Movements Sales/Settlements	34	12	209	66
Fair value ending balance	(18)	(5)	(18)	(5)
Change in Unrealized gain (losses) on instruments still held	64	21	3	106
Level 3 of fair value hierarchy [member] | Obligations Related To Securities Sold Short [Member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Movements Sales/Settlements		(1)		(1)
Transfers into Level 3 of fair value hierarchy, liabilities		(3)	(1)	(6)
Fair value ending balance		(4)		(4)
Transfers Out of Level 3			1	3
Level 3 of fair value hierarchy [member] | Trading Loans Securities And Other [Member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Fair value beginning balance	3	15	19	12
Total realized and unrealized gains (losses) included in income			2
Movements purchases/Issuances	23	2	23	8
Movements Sales/ Settlements		(13)	(19)	(22)
Transfer Into Level 3	2	4	5	16
Transfers Out of Level 3	(22)		(24)	(6)
Fair value ending balance	6	8	6	8
Change in Unrealized gain (losses) on instruments still held		(1)
Level 3 of fair value hierarchy [member] | Trading Loans Securities And Other [Member] | Government and government-related securities [member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Fair value beginning balance			16	8
Total realized and unrealized gains (losses) included in income			2
Total realized and unrealized gains (losses) included in OCI
Movements purchases/Issuances
Movements Sales/ Settlements			(18)	(8)
Transfer Into Level 3	1		1
Transfers Out of Level 3
Fair value ending balance	1	0	1	0
Change in Unrealized gain (losses) on instruments still held
Level 3 of fair value hierarchy [member] | Trading Loans Securities And Other [Member] | Other debt securities [member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Fair value beginning balance	3	15	3	4
Movements purchases/Issuances	23	2	23	8
Movements Sales/ Settlements		(13)	(1)	(14)
Transfer Into Level 3	1	4	4	16
Transfers Out of Level 3	(22)		(24)	(6)
Fair value ending balance	5	8	5	8
Change in Unrealized gain (losses) on instruments still held		(1)
Level 3 of fair value hierarchy [member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Fair value beginning balance	665	499	574	498
Total realized and unrealized gains (losses) included in income	43	10	72	6
Movements purchases/Issuances	38	33	111	80
Movements Sales/ Settlements	(15)	(9)	(26)	(51)
Fair value ending balance	731	533	731	533
Change in Unrealized gain (losses) on instruments still held	31	8	53	(9)
Level 3 of fair value hierarchy [member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Securities [member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Fair value beginning balance	662	496	571	493
Total realized and unrealized gains (losses) included in income	43	10	72	6
Movements purchases/Issuances	38	33	111	80
Movements Sales/ Settlements	(15)	(9)	(26)	(49)
Fair value ending balance	728	530	728	530
Change in Unrealized gain (losses) on instruments still held	31	8	53	(9)
Level 3 of fair value hierarchy [member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Loans 1 [Member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Fair value beginning balance	3	3	3	5
Movements Sales/ Settlements				(2)
Fair value ending balance	3	3	3	3
Level 3 of fair value hierarchy [member] | Financial assets at fair value through other comprehensive income [member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Fair value beginning balance	1,503	1,649	1,599	1,575
Total realized and unrealized gains (losses) included in OCI	9	(4)	23	(27)
Movements purchases/Issuances	124	5	150	26
Movements Sales/ Settlements	22	(66)	(114)	10
Transfer Into Level 3	43		43
Fair value ending balance	1,701	1,584	1,701	1,584
Change in Unrealized gain (losses) on instruments still held	9	(6)	22	(24)
Level 3 of fair value hierarchy [member] | Financial assets at fair value through other comprehensive income [member] | Other debt securities [member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Fair value beginning balance	24	20	20	24
Total realized and unrealized gains (losses) included in OCI			4	(4)
Transfer Into Level 3	43		43
Fair value ending balance	67	20	67	20
Change in Unrealized gain (losses) on instruments still held			4
Level 3 of fair value hierarchy [member] | Financial assets at fair value through other comprehensive income [member] | Equity securities [member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Fair value beginning balance	1,479	1,629	1,579	1,551
Total realized and unrealized gains (losses) included in OCI	9	(4)	19	(23)
Movements purchases/Issuances	124	5	150	26
Movements Sales/ Settlements	22	(66)	(114)	10
Fair value ending balance	1,634	1,564	1,634	1,564
Change in Unrealized gain (losses) on instruments still held	$ 9	$ (6)	$ 18	$ (24)